Bank borrowings (Tables) (Bank borrowings)	12 Months Ended
Dec. 31, 2012
Bank borrowings
Bank borrowings
Schedule of bank borrowings
Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest rate	Interest Payment Periods
As of December 31, 2011
Short-term:
Industrial and Commercial Bank of China	September 2011	September 2012	120,000	7.300%	Together with principal
Industrial and Commercial Bank of China	November 2011	February 2012	72,460	4.556%	Together with principal
Shanghai Rural Commercial Bank	October 2011	October 2012	49,000	6.560%	Quarterly
Shanghai Pudong Development Bank	December 2011	June 2012	89,998	5.504%	Together with principal
Shanghai Pudong Development Bank	August 2011	August 2012	50,000	7.872%	Monthly
Agriculture Bank of China	November 2011	May 2012	5,671	2.189%	Together with principal
Agriculture Bank of China	November 2011	May 2012	75,611	2.219%	Together with principal
Agriculture Bank of China	November 2011	May 2012	16,759	2.162%	Together with principal
Agriculture Bank of China	November 2011	May 2012	50,407	2.234%	Together with principal
Subtotal			529,906

Long-term due in one year:
China Construction Bank	May 2010	May 2012	150,000	6.208%	Monthly
China Construction Bank	November 2010	November 2012	40,000	6.318%	Monthly
Agriculture Bank of China	May 2010	November 2012	100,000	6.318%	Monthly
Bank of Communications	October 2010	October 2012	200,000	6.626%	Quarterly
Bank of China	November 2010	May 2012	100,000	5.040%	Quarterly
Bank of China	April 2011	October 2012	200,000	6.400%	Quarterly
Bank of China	January 2011	July 2012	20,000	5.558%	Quarterly
Bank of China	May 2011	November 2012	30,000	5.760%	Quarterly
Bank of China	March 2011	September 2012	45,000	6.588%	Quarterly
Subtotal			885,000
Short-term bank borrowings and current portion of long term bank borrowings			1,414,906
Long term:
Bank of China	July 2010	July 2013	100,000	6.318%	Quarterly
Bank of China	October 2010	Septebmer 2013	100,000	6.318%	Quarterly
Bank of China	November 2010	October 2013	100,000	6.318%	Quarterly
Bank of China	June 2011	June 2013	100,000	2.752%	Half a year
Bank of China	December 2011	December 2013	20,000	6.983%	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	6.251%	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	6.251%	Monthly
Agriculture Bank of China	October 2010	April 2013	20,000	5.985%	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	5.869%	Monthly
Agriculture Bank of China	November 2010	May 2013	10,000	5.927%	Monthly
Agriculture Bank of China	November 2010	May 2013	30,000	5.985%	Monthly
Agriculture Bank of China	July 2011	July 2014	50,000	6.916%	Quarterly
Industrial and Commercial Bank of China	April 2011	October 2013	160,000	7.315%	Monthly
Industrial and Commercial Bank of China	February 2011	November 2014	150,000	7.648%	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	6.771%	Monthly
Industrial and Commercial Bank of China	March 2011	September 2013	70,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	September 2013	30,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	March 2013	40,000	6.771%	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	6.983%	Monthly
Industrial and Commercial Bank of China	June 2011	March 2014	54,255	6.221%	Monthly
Industrial and Commercial Bank of China	December 2011	June 2014	59,161	6.221%	Monthly
Industrial and Commercial Bank of China	June 2011	January 2015	190,000	6.983%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2014	750,000	6.983%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2013	500,000	6.983%	Together with principal
Export-Import Bank of China	September 2011	September 2013	130,000	4.760%	Quarterly
China Construction Bank	June 2011	May 2013	50,000	6.400%	Monthly
Shanghai Pudong Development Bank	June 2011	June 2013	100,000	6.720%	Quarterly
China Everbright Bank	June 2011	June 2014	200,000	6.983%	Quarterly
China Merchants Bank	May 2011	March 2013	29,500	6.720%	Quarterly
China Merchants Bank	April 2011	April 2013	9,500	6.720%	Quarterly
China Merchants Bank	March 2011	March 2013	9,500	6.405%	Quarterly
Subtotal			3,461,916

Total bank borrowings			4,876,822

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest rate	Interest Payment Periods
As of December 31, 2012
Short-term:
Industrial and Commercial Bank of China	February 2012	January 2013	100,000	7.282%	Monthly
Bank of China	May 2012	May 2013	30,000	6.780%	Quarterly
Bank of China	May 2012	May 2013	30,000	6.780%	Quarterly
Bank of China	October 2012	April 2013	100,000	6.440%	Quarterly
Bank of China	October 2012	April 2013	51,455	6.440%	Quarterly
Bank of Communications	October 2012	April 2013	100,000	5.880%	Quarterly
China Merchants Bank	October 2012	March 2013	50,000	6.048%	Quarterly
Bank of Communications	November 2012	May 2013	52,401	5.766%	Together with principal
Bank of Communications	November 2012	May 2013	51,569	5.729%	Together with principal
China Bohai Bank	November 2012	May 2013	50,000	5.600%	Together with principal
Bank of China	January 2012	January 2013	94,283	7.200%	Quarterly
Bank of China	February 2012	February 2013	102,139	7.120%	Quarterly
Bank of China	September 2012	March 2013	6,381	3.983%	Together with principal
Bank of China	September 2012	March 2013	10,336	3.983%	Together with principal
Bank of China	September 2012	March 2013	65,998	4.187%	Together with principal
China Guangfa Bank	November 2012	May 2013	39,284	2.323%	Together with principal
Agriculture Bank of China	November 2012	February 201	4,762	3.311%	Together with principal
Agriculture Bank of China	December 2012	March 2013	20,947	3.309%	Together with principal
Agriculture Bank of China	December 2012	March 2013	13,175	3.311%	Together with principal
Subtotal			972,730

Long-term due in one year:

Bank of China	July 2010	July 2013	100,000	6.318%	Quarterly
Bank of China	October 2010	September 2013	100,000	6.318%	Quarterly
Bank of China	November 2010	October 2013	100,000	6.318%	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	6.251%	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	6.251%	Monthly
Industrial and Commercial Bank of China	April 2011	October 2013	160,000	7.315%	Monthly
Export-Import Bank of China	September 2011	September 2013	130,000	4.760%	Quarterly
Agriculture Bank of China	October 2010	April 2013	20,000	5.985%	Monthly
Agriculture Bank of China	November 2010	May 2013	10,000	5.927%	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	5.869%	Monthly
Agriculture Bank of China	November 2010	May 2013	30,000	5.985%	Monthly
Industrial and Commercial Bank of China	March 2011	September 2013	70,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	September 2013	30,000	6.771%	Monthly
China Construction Bank	June 2011	May 2013	48,000	5.542%	Monthly
Bank of China	June 2011	June 2013	100,000	2.752%	Half a year
Shanghai Pudong Development Bank	June 2011	June 2013	98,000	6.720%	Quarterly
China Merchants Bank	May 2011	March 2013	28,500	6.983%	Quarterly
China Merchants Bank	April 2011	April 2013	8,500	6.983%	Quarterly
China Merchants Bank	March 2011	March 2013	8,500	6.983%	Quarterly
Shanghai Pudong Development Bank	March 2012	September 2013	49,000	7.315%	Quarterly
Industrial and Commercial Bank of China	June 2011	January 2013	500,000	6.980%	Together with principal
Bank of China	December 2011	December 2013	20,000	6.983%	Quarterly
Subtotal			1,850,500
Short-term bank borrowings and current portion of long term bank borrowings			2,823,230

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest rate	Interest Payment Periods
As of December 31, 2012
Long term
China Construction Bank	June 2012	May 2014	38,000	6.400%	Monthly
Industrial and Commercial Bank of China	December 2011	November 2014	150,000	7.315%	Monthly
China Construction Bank	May 2012	April 2014	159,000	6.650%	Monthly
Bank of Xingtai	September 2012	September 2014	100,000	6.519%	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	March 2014	40,000	6.771%	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	6.983%	Monthly
Industrial and Commercial Bank of China	June 2011	March2014	54,122	6.221%	Monthly
China Everbright Bank	June 2011	June 2014	200,000	6.458%	Quarterly
Industrial and Commercial Bank of China	December 2011	June 2014	59,017	6.221%	Monthly
Industrial and Commercial Bank of China	June 2011	January 2015	190,000	6.980%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2014	750,000	6.980%	Together with principal
Bank of China	April 2012	April 2014	30,000	7.836%	Quarterly
Agriculture Bank of China	August 2012	February 2019	40,000	7.009%	Quarterly
Agriculture Bank of China	September 2012	August 2019	118,000	7.009%	Quarterly
Subtotal			2,088,139

Total bank borrowings			4,911,369

Schedule of future principal repayments on the long-term borrowings
Year ending December 31,	RMB
2013	1,850,500
2014	1,740,139
2015	190,000
2016	—
Thereafter	158,000

Total	3,938,639